INSURANCE - Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Insurance
Total	$ 136,168	$ 203,946
Producers current account	28,247	33,992
Commission for premium receivable	122,137	10,459
Total	150,384	44,451
Premiums and surcharges	173,955	18,258
Premiums insufficiency	39
Total	173,994	18,258
Property insurance
Insurance
Direct administrative insurance	11,242	12,976
Direct insurance in mediation	800
Claims settled to pay	881	306
Claims occurred and not reported - IBNR	14,759	14,916
Life insurance
Insurance
Direct administrative insurance	41,267	48,377
Direct insurance in judgments	1,240	1,088
Direct insurance in mediation	1,837	1,151
Claims settled to pay	20,218	20,974
Claims occurred and not reported - IBNR	$ 43,924	$ 104,158